Schedule of investments
Delaware Equity Income Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.20%
Communication Services — 9.55%
AT&T	284,212	$8,179,621
Comcast Class A	185,628	10,584,509
Verizon Communications	197,710	11,077,691
		29,841,821
Consumer Discretionary — 5.03%
Dollar Tree †	20,346	2,024,427
Lowe's	28,273	5,484,114
TJX	122,031	8,227,330
		15,735,871
Consumer Staples — 8.87%
Altria Group	97,007	4,625,294
Archer-Daniels-Midland	75,972	4,603,903
Herbalife Nutrition †	35,548	1,874,446
Mondelez International Class A	82,134	5,128,447
Philip Morris International	115,907	11,487,543
		27,719,633
Energy — 6.99%
ConocoPhillips	179,503	10,931,732
Exxon Mobil	173,372	10,936,306
		21,868,038
Financials — 20.25%
Allstate	67,046	8,745,480
American International Group	196,367	9,347,069
Discover Financial Services	55,033	6,509,854
First American Financial	146,405	9,128,352
MetLife	119,353	7,143,277
Old Republic International	194,005	4,832,665
OneMain Holdings	57,085	3,419,962
Synchrony Financial	130,821	6,347,435
Truist Financial	140,965	7,823,557
		63,297,651
Healthcare — 18.53%
AbbVie	44,752	5,040,865
AmerisourceBergen	9,540	1,092,235
Bristol-Myers Squibb	88,550	5,916,911
Cardinal Health	22,137	1,263,801
Cigna	32,063	7,601,176
CVS Health	67,209	5,607,919
Gilead Sciences	17,525	1,206,772
Johnson & Johnson	78,003	12,850,214
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Merck & Co.	119,503	$9,293,748
Organon & Co. †	11,950	361,616
Viatris	538,441	7,694,322
		57,929,579
Industrials — 9.59%
Emerson Electric	42,593	4,099,150
Honeywell International	25,685	5,634,005
Northrop Grumman	25,765	9,363,774
Raytheon Technologies	127,549	10,881,205
		29,978,134
Information Technology — 15.54%
Broadcom	20,051	9,561,119
Cisco Systems	212,768	11,276,704
Cognizant Technology Solutions Class A	116,683	8,081,464
HP	100,578	3,036,450
Motorola Solutions	47,654	10,333,770
Oracle	67,000	5,215,280
Western Union	46,563	1,069,552
		48,574,339
Materials — 2.97%
DuPont de Nemours	119,997	9,288,968
		9,288,968
Real Estate — 1.08%
Equity Commonwealth	67,140	1,759,068
Equity Residential	20,943	1,612,611
		3,371,679
Utilities — 1.80%
NRG Energy	139,689	5,629,467
		5,629,467
Total Common Stock (cost $269,151,305)		313,235,180

Total Value of Securities—100.20% (cost $269,151,305)		313,235,180
Liabilities Net of Receivables and Other Assets—(0.20%)		(626,591)
Net Assets Applicable to 41,042,712 Shares Outstanding—100.00%		$312,608,589
†	Non-income producing security.

NQ-Q6V [6/21] 8/21 (1751169)    1